Investment and Mortgage-Backed Securities, Available for Sale (Schedule of AFS Securities, Contractual Maturities) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Less Than One Year, Amortized Cost	$ 800,086
One – Five Years, Amortized Cost	8,644,891
Five – Ten Years, Amortized Cost	53,159,099
After Ten Years, Amortized Cost	138,401,399
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	386,296,513	$ 380,374,568
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis	386,296,513
Debt Securities, Available-for-sale, Fair Value, Fiscal Year Maturity [Abstract]
Less Than One Year, Fair Value	798,888
One – Five Years, Fair Value	8,640,449
Five – Ten Years, Fair Value	53,352,084
After Ten Years, Fair Value	139,003,865
Available-for-sale Securities, Fair Value Disclosure	386,255,837	$ 384,973,906
Debt Securities, Available-for-sale, Maturity, without Single Maturity Date, Fair Value	$ 386,255,837